EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of earnings per common share
Earnings Attributable to Common Shareholders

For the years ended December 31
($ millions)	2024	2023
Earnings attributable to common shareholders	1,864	1,776
Dividends on preferred shares	(143)	(128)
Basic and diluted earnings attributable to common shareholders	1,721	1,648
Weighted Average Number of Common Shares

(In millions of shares, except as noted)	2024	2023
Issued common shares at January 1	549	550
Effect of shares repurchased	—	(1)
Effect of shares issued on exercise of options	1	1
Effect of subscription receipt issuance	23	—
Basic weighted average number of common shares at December 31	573	550

Dilutive effect of share options on issue(1)	1	1
Diluted weighted average number of common shares at December 31	574	551

Basic earnings per common share (dollars)	3.00	3.00
Diluted earnings per common share (dollars)	3.00	2.99
(1)    The average market value of Pembina's shares for purposes of calculating the dilutive effect of share options for the years ended December 31, 2024 and 2023 was based on quoted market prices for the period during which the options were outstanding.